SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2018
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

22   SUBSEQUENT EVENTS

Long-term investment

On January 17, 2019, the Company acquired 12.05% of equity interest of a company which mainly engaged in project investment in China. The total consideration was RMB10,000 in cash. The transaction will be accounted for as equity investments without readily determinable fair values.

Independent Investigation

On May 17, 2019, the Company received a notification letter from Nasdaq stating that the Company was not in compliance with Nasdaq Listing Rule 5250(c)(1) due to its failure to timely file its Annual Report on Form 20-F for the year ended December 31, 2018. The Nasdaq notification letter provides the Company 60 calendar days from the date of the notification, or until July 15, 2019, to submit a plan to Nasdaq to regain compliance with the Nasdaq’s continued listing requirements.

During the period from April to November 2019, the Company’s audit committee conducted the Investigation. The Company identified accounting errors and restated its prior years financial statements as disclosed in Note 3 to the Consolidated Financial Statements.

Loan & pledge

On August 9, 2019, the Company entered into a  line of credit contract with Bank of Beijing to borrow RMB190,000 for one year with validity period on August 8, 2021. The loan bears a fixed interest rate of one year Loan Prime Rate ("LPR") plus 1.15% per annum on the date of drawing. As of the issuance date of the consolidated financial statements, the Company borrowed RMB99,872 from Bank of Beijing, and the carrying value of office buildings pledged for the borrowing was RMB207,749.

Impact of COVID-19

The recent outbreak of a novel strain of coronavirus, now named as COVID-19, has spread rapidly to many parts of the world. The epidemic has resulted in quarantines, travel restrictions, and the temporary closure of stores and facilities in China and many other countries for the past few months. In March 2020, the World Health Organization declared the COVID-19 a pandemic.

The current COVID-19 pandemic has already adversely affected many of our business activities, including delivering lectures at our learning centers, recruiting students and conducting our day-to-day business. As part of China’s nationwide efforts to contain the spread of COVID-19, our classrooms in Beijing as well as our learning centers across China have underwent temporary yet prolonged closure from February 2020 to present. Although we have arranged online webcasts for our students to study at home, we may not be able to achieve the same effectiveness and service quality without the disciplined and focused learning environment at our learning centers. As of the date of this annual report, our learning centers remain closed due to the government policies on suspending classes at school.

In addition, we have experienced difficulty in recruiting students as we are unable to host regular seminars, information sessions and preparatory training camps for prospective students at our learning centers as usual as well as conducting other offline sales and marketing activities due to the general restrictions on travel and outdoor activities. Our ability to recruit students directly from cooperative universities and colleges is also negatively impacted as most universities and colleges have been closed.

The outbreak of COVID-19 in China has also caused temporary closures of many of our offices, adjustment of operation hours and work-from-home arrangements in our Beijing headquarters and other offices in China. We have taken measures to facilitate our employees to work remotely, but we might still experience lower work efficiency and productivity, which may adversely affect our results of operations.

As we derive most of our revenues in China, our results of operations will be adversely, and may be materially, affected to the extent that COVID-19 harms the Chinese and global economy in general. While the duration of this pandemic cannot be reasonably estimated at this time, we expect that our results of operations for the first quarter and second quarter of 2020 will be adversely affected.